PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

The following table summarizes property, plant and equipment as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Furniture, fixtures, computer hardware and computer software	$468,588	$482,235
Leasehold improvements	15,995	87,957
Manufacturing machinery and equipment	20,661,222	21,739,504
Manufacturing machinery and equipment, in progress	32,087	280,473
Depreciable property, plant and equipment	21,177,892	22,590,169
Less: Accumulated depreciation and amortization	(20,131,008)	(22,038,508)
Net property, plant and equipment	$1,046,884	$551,661

Depreciation expense for the years ended December 31, 2023 and 2022 was $76,069 and $56,477, respectively. Fixed assets includes approximately $786,000 of manufacturing machinery and equipment that are located in Switzerland. Depreciation expense is recorded under “Depreciation and amortization expense” in the Statements of Operations.